Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Total recognized in other comprehensive income	$ 280	$ 871	$ (37)
Pension Benefits [Member]
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	280	871	(32)
Prior service cost
Amortization of prior service cost			(3)
Net obligation at transition
Amortization of net obligation at transition			(2)
Total recognized in other comprehensive income	280	871	(37)
Total recognized in net periodic benefit cost and other comprehensive income	$ 879	$ 1,877	$ 285